Taxation - Disclosure of Deferred Tax Liabilities and Assets on the Balance Sheet (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	R 688	R 1,145
Net deferred tax liability	688	1,145
Gross deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	1,237	1,533
Amortisation and depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	1,229	1,440
Derivative assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	0	90
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	8	3
Gross deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	549	388
Unredeemed capital expenditure
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	4,044	4,266
Provisions, including non-current provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	844	680
Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	87	0
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	1,209	758
Deferred tax asset not recognised
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	(5,635)	(5,316)
PNG operations | Deferred tax asset not recognised
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	R 5,293	R 5,109